UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Address of principal executive offices)

 (Zip code)

James B. Potkul

Potkul Capital Management LLC

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (973) 331-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Bread & Butter Fund

22ND CENTURY GROUP INC

Ticker Symbol:XXII	Cusip Number:90137F103
Record Date: 2/26/2015	Meeting Date: 4/25/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 01. Henry Sicignano 02. Richard M Sanders	For	Issuer	For	With
2	Approve on an advisory basis the 2014 compensation of the named executive officers disclosed in the executive compensation section	For	Issuer	For	With
3	Appointment of Freed Maxick CPAS PC as independent registered public accounting firm for fiscal fiscal year 2015	For	Issuer	For	With

AMERICAN INTERNATIONAL GROUP INC

Ticker Symbol:AIG	Cusip Number:026874784
Record Date: 3/18/2015	Meeting Date: 5/13/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1. W Don Cornwell 1b. Peter R Fisher 1c. John H Fitzpatrick 1d. Peter D Hancock 1e. William G Jurgensen 1f. Christopher S Lynch 1g. George L Miles Jr. 1h. Henry S Miller 1i. Robert S Miller 1j. Suzanne Nora Johnson 1k. Ronald A Rittenmeyer 1l. Douglas M Steenland 1m. Theresa M Stone	For	Issuer	For	With
2	Vote on a non-binding advisory basis to approve executive compensation	For	Issuer	For	With
3	To act upon a proposal to ratify the slection og Pricewaterhousecoopers LLP as AIGs independent registered public accounting firm for 2015	For	Issuer	For	With

BERKSHIRE HATHAWAY INC

Ticker Symbol:BRK-B	Cusip Number:084670702
Record Date: 3/4/2015	Meeting Date: 5/2/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 01. Warren E Buffett 02. Charles T Munger 03. Howard G Buffett 04. Stephen B Burke 05. Susan L Decker 06. William H Gates III 07. David S Gottesman 08. Charlotte Guyman 09. Thomas S Murphy 10. Ronald L Olson 11. Walter Scott Jr. 12. Meryl B Witmer	For	Issuer	For	With

CENTRAL GOLDTRUST

Ticker Symbol:GTU	Cusip Number:153546106
Record Date: 4/28/2015	Meeting Date: 5/1/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Fixing the number of trustees to be elected to the turst's board of trusttes at the meeting at seven being comprised of the 5 trustee nominees who received the most unitholder votes at the meeting the two trustees nominated by the trust's administrator and elected by unitholders	Against	Issuer	For	Against
2	The election of all five Polar Nominees to the Trust's board of trustees 2A. Richard M Maskobi 2B. Kurt W M Brands 2C. R Gregory Lemaich 2D. Stephen T Moore 2E. Andrew J Papierz	Against	Issuer	For	Against
3	Polar's Special resolution to amend the unit redemption features in the trust's declaration of trust	Against	Issuer	For	Against
4	The appointment of Ernst & Young LLP as auditors of the trust for the ensuing financial year and the authorization for the Board of Trustees to fiz their remuneration	For	Issuer	For	With
5	The ratification of the trust's advance notice rule adopted by the trust's board of trustees as announced on March 31, 2015	Against	Issuer	For	Against

CENTRAL GOLDTRUST

Ticker Symbol:GTU	Cusip Number:153546106
Record Date: 3/2/2015	Meeting Date: 4/29/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The re-appointment of Ernst & Young LLP chartered accountants as external auditor of Goldtrust and authorizing the Board of trustees to fix their remuneration	For	Issuer	For	With
2	Election of Directors 2a. Brian E Felske 2b. Glenn C Fox 2c. Bruce D Heagle 2d. Ian M T McAvity 2e. Michael A Parente 2f. Jason A Schwandt 2g. J C Stefan Spicer	For	Issuer	For	With
3	An ordinary resolution substantially in the form attached to the accompanying management information circular of Goldtrust dated April 6, 2015	For	Issuer	For	With
4	A special resolution substantially in the form attached to the circular as appendix C in respect of the Polar proposal	Against	Issuer	Against	With

CHIPMOS TECHNOLOGIES LTD

Ticker Symbol:IMOS	Cusip Number:G2110R114
Record Date: 6/29/2014	Meeting Date: 8/29/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1. Shih Jye Cheng 2. Antonio R Alvarez 3. Chin Shyh Ou	For	Issuer	For	With
2	To re-appoint independent auditors to hold office until the next annual meeting	For	Issuer	For	With

GENERAL MOTORS COMPANY

Ticker Symbol:GM	Cusip Number:37045V100
Record Date: 4/10/2015	Meeting Date: 6/9/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. Joseph J Ashton 1b. Mary T Barra 1c. Stephen J Girsky 1d. Linda R Gooden 1e. Joseph Jimenez Jr. 1f. Kathryn V Marinello 1g. Michael G Mullen 1h. James J Mulva 1i. Patricia F Russo 1j. Thomas M Schoewe 1k. Theodore M Solso 1l. Carol M Stephenson	For	Issuer	For	With
2	Ratification of the selection of Deloitte & Touche LLP as GM's independent registered public acounting firm for 2015	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With
4	Stockholder proposal Independent Chairman	Against	Stockholder	Against	With
5	Stockholder proposal Cumulative voting	Against	Stockholder	Against	With

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 2/24/2015	Meeting Date: 4/23/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. Mary Sue Coleman 1b. D scott Davis 1c. Ian E L Davis 1d. Alex Gorsky 1e. Susan L Lindquist 1f. Mark B McCleelan 1g. Anne M Mulcahy 1h. William D Perez 1i. Charles Prince 1j. A Eugene Washington 1k. Ronald A Williams	For	Issuer	For	With
2	Advisory Vote to approve named executive officer compensation	For	Issuer	For	With
3	Ratification of appointment of independent registered public accounting firm for 2015	For	Issuer	For	With
4	Shareholder proposal Common sense policy regarding overextended directors	Against	Stockholder	Against	With
5	Shareholder proposal Alignment between corporate values and political contributions	Against	Stockholder	Against	With
6	Shareholder Proposal Independent Board chairman	Against	Stockholder	Against	With

MICRON TECHNOLOGY INC

Ticker Symbol:MU	Cusip Number:595112103
Record Date: 11/21/2014	Meeting Date: 1/22/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1.1 Robert L Bailey 1.2 Richard M Beyer 1.3 Patrick J Byrne 1.4 D Mark Durcan 1.5 D Warren A East 1.6 Mercedes Johnson 1.7 Lawrence N Mondry 1.8 Robert E Switz	For	Issuer	For	With
2	To Approve amended & restated 2007 Equity Incentive Plan & increase shares reserved for issuance thereunder 30,000,000	Against	Issuer	For	Against
3	Ratify The appointment of Pricewaterhousecoopers LLP as our Independent Registered Public Accounting Firm	For	Issuer	For	With
4	To amend the company's restated certificate of incorporation to eliminate cumulative voting	For	Issuer	For	With
5	To approve the material terms of the performance goals under the company's executive officer performance incentive plan	Against	Issuer	For	Against
6	To approve a non-binding resolution to approve the compensation of our named executive officers described in the proxy statement	Against	Issuer	For	Against

NOBLE CORP

Ticker Symbol:NE	Cusip Number:G65431101
Record Date: 3/10/2015	Meeting Date: 4/24/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	An advisory vote on the company's director's compensation report for the year ended December 31, 2014	Against	Issuer	For	Against
11	Adoption of the Noble Corp 2015 omnibus incentive plan	Against	Issuer	For	Against
1-5	Election of Directors 1. Julie H Edwards 2. Scott D Josey 3. Jon A Marshall 4. Mary P. Ricciardello 5. David W Williams	For	Issuer	For	With
6	Ratification of appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for fiscal year 2015	For	Issuer	For	With
7	Re-appointment of Pricewaterhousecoopers LLP as the company's UK statutory auditor	For	Issuer	For	With
8	Authorization of audit committee to determine UK statutory auditors compensation	For	Issuer	For	With
9	An advisory vote on the company's executive compensation	Against	Issuer	For	Against

NOBLE CORP

Ticker Symbol:NE	Cusip Number:G65431101
Record Date: 11/11/2014	Meeting Date: 12/22/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Special Meeting: To approve the terms of one or more off market purchase agreements produced at the meeting and initialed by the chairman for the purpose of identification and (II) authorize the company to make off market purchases up to to a maximum number of 37,000,000 of the company's ordinary shares pursuant to such agreement or agreements	For	Issuer	For	With

PHILIP MORRIS INTERNATIONAL INC.

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 3/13/2015	Meeting Date: 5/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. Harold Brown 1b. Andre Calantzopoulos 1c. Louis C Camilleri 1d. Werner Geissler 1e. Jennifer Li 1f. Jun Makihara 1g. Sergio Marchionne 1h. Kalpana Morparia 1i. Lucio A Noto 1j. Frederik Paulsen 1k. Robert B Polet 1l. Stephen M Wolf	For	Issuer	For	With
2	Ratification of the selection of independent auditors	For	Issuer	For	With
3	Advisory vote approving executive compensation	Against	Issuer	For	Against
4	Shareholder proposal Lobbying	Against	Issuer	Against	With
5	Shareholders Proposal Non-employment of certain farm workers	Against	Issuer	Against	With

ROWAN COMPANIES PLC

Ticker Symbol:RDC	Cusip Number:G7665A101
Record Date: 3/3/2015	Meeting Date: 5/1/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. Thomas P Burke 1b. William T Fox III 1c. Sir Graham Hearne 1d. Thomas R Hix 1e. Suzanne P Nimocks 1f. P Dexter Peacock 1g. John J Quike 1h. W Matt Ralls 1i. Torre I Sandvold	For	Issuer	For	With
2	To ratify the Audit Committee's appointment of Deloitte & Touche LLP as the company's US independent registered public accounting firm for 2015	For	Issuer	For	With
3	To re-appoint Deloitte LLP as the company's UK statutory auditor under the UK companies act 2006 )to hold office until the conclusion of the next annual general meeting at which accounts are laid before the company	For	Issuer	For	With
4	To authorize the audit committee to determine the company's UK statutory auditors remuneration	For	Issuer	For	With
5	To approve as a non-binding advisory vote, the Company's UK statutory implementation report for the year ended December 31, 2014	For	Issuer	For	With
6	To approve, as a non-binding advisory vote, the company's named executive officer compensation as reported in the proxy statement	For	Issuer	For	With

SKYLINE CORP

Ticker Symbol:SKY	Cusip Number:830830105
Record Date: 7/25/2014	Meeting Date: 9/22/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 01. Arthur J Decio 02. John C Firth 03. Jerry Hammes 04. william H Lawson 05. David T Link 06. Andrew J McKenna 07. Bruce G page 08. Samuel S Thompson	Against	Issuer	For	Against
2	ratification of Crowe Horwath LLP as Skyline's independent auditor for the fiscal year ending May 31, 2015	For	Issuer	For	With
3	Advisory vote on compensation on executive compensation	Against	Issuer	For	Against

STATOIL ASA

Ticker Symbol:STO	Cusip Number:85771P102
Record Date: 4/6/2015	Meeting Date: 5/19/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	Report on Corporate governance	For	Issuer	For	With
11	Declaration on stipulation of salary and other remuneration for executive management	For	Issuer	For	With
12	Approval of remuneration for the company's external auditor for 2014	For	Issuer	For	With
13	Election of the new deputy member of the nomination committee	For	Issuer	For	With
14	Determination of remuneration for the corporate assembly	For	Issuer	For	With
15	Determination of remuneration for the nomination committee	For	Issuer	For	With
16	Authorization to distribute dividend based on approved accounts for 2014	For	Issuer	For	With
17	Authorization to acquire Statoil ASA shares in the market to continue operation of the share savings plan for employees	For	Issuer	For	With
18	Authorization to acquire Statoil ASA shares in the market for subsequent annulment	For	Issuer	For	With
3	Election of chair for the meeting	For	Issuer	For	With
4	Approval of the notice and the agenda	For	Issuer	For	With
5	Election of two persons to co-sign the minutes together with the chair of the meeting	For	Issuer	For	With
6	Approval of the annual report and accounts for Statoil ASA and the Statoil group for 2014 including the Board of Director's proposal for distribution of Q4 2014 dividend	For	Issuer	For	With
7	Proposal from shareholder regarding Statoil's strategic resilience for 2035 and beyond	Against	Stockholder	N/A	N/A
8	Proposal from shareholders regarding Statoil's reporting	Against	Stockholder	N/A	N/A
9	Proposal from shareholder regarding Statoil's strategy	Against	Stockholder	N/A	N/A

TOWER SEMICONDUCTOR LTD

Ticker Symbol:TSEM	Cusip Number:M87915274
Record Date: 3/15/2015	Meeting Date: 4/8/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To extend the appointment of Mr. Ilan Flato for an additional three year term as an external director	For	Issuer	For	With
2	To approve compensation to the members of our Board of Directors in compliance with the guidelines of the company's compensation policy approved by shareholders in September 2013	For	Issuer	For	With

TYSON FOODS INC

Ticker Symbol:TSN	Cusip Number:902494103
Record Date: 12/1/2014	Meeting Date: 1/30/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. John Tyson 1b. Kathleen M Bader 1c. Gaurdie E Banister Jr. 1d. Jim Kever 1e. Kevin M McNamara 1f. Brad T Sauer 1g. Donnie Smith 1h. Robert Thurber 1i. Barbara A Tyson	For	Issuer	For	With
2	To ratify the selection of Pricewaterhousecoopers LLP as the independent public accounting firm for the company for the fiscal year ending October 3, 2015	For	Issuer	For	With
3	To consider and act upon shareholder proposal number one in proxy proposal if properly presented at the annual meeting	Against	Stockholder	Against	With
4	To consider and act upon shareholder proposal no 2 described in the proxy statement if properly presented at the annual meeting	Against	Stockholder	Against	With
5	To consider and act upon shareholder proposal No 3 described on the proxy statement if properly presented at the annual meeting	Against	Stockholder	Against	With
6	To consider and act upon such other business as may properly come before the annual meeting of shareholders	For	Issuer	N/A	N/A

YAHOO! INC.

Ticker Symbol:YHOO	Cusip Number:984332106
Record Date: 4/27/2015	Meeting Date: 6/24/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. David Filo 1b. Susan M James 1c. Max R Levchin 1d. Marissa A Mayer 1e. Thomas J Mc Inerney 1f. Charles R Schwab 1g. H Lee Scott Jr. 1h. Jane E Shaw PhD 1i. Maynard G Webb Jr.	For	Issuer	For	With
2	Approval on an advisory basis the company's executive compensation	For	Issuer	For	With
3	Ratification of the appointment of pricewaterhousecoopers LLP as the Company's independent registered public accountig firm	For	Issuer	For	With
4	Shareholder Proposal regarding a board committee on human rights if properly presented at the annual meeting	Against	Stockholder	Against	With
5	Shareholder Proposal regarding a right to act by written consent if properly presented at the annual meeting	Against	Stockholder	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/James B. Potkul

* /s/James B. Potkul

President/Principal Financial Officer

Date: August 6, 2015

*Print the name and title of each signing officer under his or her signature.